TAXATION - Company's subsidiaries (Details) - CNY (¥)	12 Months Ended						36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2017
Taxation
Applicable tax rate (as a percent)	25.00%	25.00%	25.00%
Deferred tax liability provided on the outside basis difference from undistributed earnings	¥ 0						¥ 0
Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)							15.00%
Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)							15.00%
Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)							15.00%
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)	16.50%
Taiwan Enterprise Income Tax
Taxation
Applicable tax rate (as a percent)	17.00%
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)	25.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Qunar Software
Taxation
Applicable tax rate (as a percent)	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Qunar Beijing
Taxation
Applicable tax rate (as a percent)	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)	15.00%